Segment Information - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
(Loss)/income attributable to Royal Dutch Shell plc shareholders	$ (21,680)	$ 15,842	$ 23,352
Income attributable to non-controlling interest	146	590	554
(Loss)/income for the period	(21,534)	16,432	23,906
Current cost of supplies adjustment:
Taxation	4,848	(8,859)	(11,831)
CCS earnings
Current cost of supplies adjustment:
Purchases	2,359	(784)	559
Taxation	(585)	194	(116)
Share of profit of joint ventures and associates	59	(15)	15
Current cost of supplies adjustment	1,833	(605)	458
Of which:
Attributable to Royal Dutch Shell plc shareholders	1,759	(572)	481
Attributable to non-controlling interest	74	(33)	(23)
CCS earnings	(19,701)	15,827	24,364
Of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders	(19,921)	15,270	23,833
CCS earnings attributable to non-controlling interest	$ 220	$ 557	$ 531